Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Payables	$ 144	$ 138
Directors : [Member]
Disclosure of transactions between related parties [line items]
Payables	$ 96	$ 86